Nature of Operations and Organization (Details Narrative 1) (USD $)	1 Months Ended	12 Months Ended		3 Months Ended		19 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014 N	Feb. 28, 2014	Mar. 26, 2014	Jun. 30, 2014
Nature of Operations and Organization (Textual)
Lease payment		$ 2,582,377
Distributions	53,700	(1,259,314)	(54,243)
Total capital contribution		18,856,356	7,586,650
Cash received from Limited Partner capital contributions		18,133,012	7,046,490
Noncontrolling Interest [Member]
Nature of Operations and Organization (Textual)
Distributions
Total capital contribution
SQN AIF IV, GP LLC [Member]
Nature of Operations and Organization (Textual)
Purchase of share pecentage			20.00%
Number of portfolios			2
Lease payment		2,582,377
Non-recourse debt for lease			8,541,339
Maximum Limited Partner Contributions			200,000,000
Initial Limited Partner Cash Capital Capitalization			1,000
Percentage of commissions payable to broker dealers			7.00%
Targeted distribution rate of cash distribution, annual basis			6.50%
Targeted distribution rate of cash distribution, quarterly basis			1.625%
Distribution rate per annum				7.10%	7.00%
Increase in distribution rate per annum				0.60%	0.50%
Number of limited partners						463
Increase in accrued distributions payable to Limited Partners				13,005
Total capital contribution						26,443,006
Capital contribution (units)						26,443.01
Cash received from Limited Partner capital contributions		18,133,012	7,596,490			25,179,502
Purchase of additional units						1,263,504
Purchase of additional units (units)						1,263.50
Underwriting fee (percent)		3.00%
SQN AIF IV, GP LLC [Member] | SQN Echo LLC [Member]
Nature of Operations and Organization (Textual)
Ownership percentage			80.00%
Partnership contribution made			2,200,000				480,000
Number of portfolios			2
Lease payment			17,800,000
Cash payment for lease			9,300,000
SQN AIF IV, GP LLC [Member] | Fund III [Member]
Nature of Operations and Organization (Textual)
Ownership percentage			20.00%					20.00%
Partnership contribution made			550,000				120,000	200,000	150,000
SQN AIF IV, GP LLC [Member] | SQN Echo II LLC [Member]
Nature of Operations and Organization (Textual)
Ownership percentage								80.00%
Partnership contribution made								800,000	600,000
Lease payment								21,863,000
Cash payment for lease								10,416,000
Non-recourse debt for lease								11,447,000
SQN AIF IV, GP LLC [Member] | Limited Partner [Member]
Nature of Operations and Organization (Textual)
Distributions			53,700	1,246,846
SQN AIF IV, GP LLC [Member] | Noncontrolling Interest [Member]
Nature of Operations and Organization (Textual)
Non-recourse debt for lease		10,380,386		10,380,386		10,380,386
Distributions		(1,246,846)	(53,706)
Total capital contribution		$ 18,856,356	$ 7,586,650